CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 546,488	¥ 44,812,000	¥ 51,833,000
Time deposits	164,683	13,504,000	15,719,000
Short-term investments	306,402	25,125,000	33,555,000
Trade receivables- Notes	21,573	1,769,000	1,914,000
Trade receivables- Accounts	590,793	48,445,000	46,785,000
Less- Allowance for doubtful receivables	(9,183)	(753,000)	(935,000)
Inventories	1,580,134	129,571,000	110,595,000
Deferred income taxes	71,927	5,898,000	6,039,000
Prepaid expenses and other current assets	102,342	8,392,000	9,990,000
Total current assets	3,375,159	276,763,000	275,495,000
PROPERTY, PLANT AND EQUIPMENT, AT COST:
Land	249,976	20,498,000	20,065,000
Building and improvements	894,293	73,332,000	72,201,000
Machinery and equipment	920,243	75,460,000	73,195,000
Construction in progress	80,415	6,594,000	1,369,000
Sub total	2,144,927	175,884,000	166,830,000
Less- Accumulated depreciation and amortization	(1,196,903)	(98,146,000)	(94,792,000)
Total net property, plant and equipment	948,024	77,738,000	72,038,000
INVESTMENTS AND OTHER ASSETS:
Investments	233,585	19,154,000	17,069,000
Goodwill	8,793	721,000	721,000
Other intangible assets, net	55,061	4,515,000	4,595,000
Deferred income taxes	10,402	853,000	1,403,000
Other assets	42,830	3,512,000	1,186,000
Total investments and other assets	350,671	28,755,000	24,974,000
Total assets	4,673,854	383,256,000	372,507,000
CURRENT LIABILITIES:
Short-term borrowings	28,671	2,351,000	868,000
Trade notes and accounts payable	266,122	21,822,000	25,691,000
Other payables	52,598	4,313,000	4,386,000
Accrued expenses	77,000	6,314,000	6,125,000
Accrued payroll	95,159	7,803,000	7,543,000
Income taxes payable	64,549	5,293,000	4,317,000
Deferred income taxes	1,524	125,000	112,000
Other liabilities	69,475	5,697,000	7,183,000
Total current liabilities	655,098	53,718,000	56,225,000
LONG-TERM LIABILITIES:
Long-term indebtedness	146	12,000	19,000
Accrued retirement and termination benefits	36,915	3,027,000	3,128,000
Deferred income taxes	1,585	130,000	746,000
Other liabilities	31,597	2,591,000	2,711,000
Total long-term liabilities	70,243	5,760,000	6,604,000
Total liabilities	725,341	59,478,000	62,829,000
COMMITMENTS AND CONTINGENT LIABILITIES (Note 15)
MAKITA CORPORATION SHAREHOLDERS' EQUITY:
Common stock, authorized - 496,000,000 shares Issued and outstanding- 140,008,760 and 137,757,699 shares, respectively in 2011 Issued and outstanding- 140,008,760 and 135,750,518 shares, respectively in 2012	290,305	23,805,000	23,805,000
Additional paid-in capital	553,915	45,421,000	45,420,000
Legal reserve	69,134	5,669,000	5,669,000
Retained earnings	3,865,085	316,937,000	293,532,000
Accumulated other comprehensive loss	(720,317)	(59,066,000)	(54,824,000)
Treasury stock, at cost - 2,251,061 shares in 2011 - 4,258,242 shares in 2012	(140,402)	(11,513,000)	(6,453,000)
Total Makita Corporation shareholders' equity	3,917,720	321,253,000	307,149,000
NONCONTROLLING INTEREST	30,793	2,525,000	2,529,000
Total equity	3,948,513	323,778,000	309,678,000
Total liabilities and equity	$ 4,673,854	¥ 383,256,000	¥ 372,507,000